Employee Option Plans (Details) - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories - Stock Option [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Employee Option Plans (Details) - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Options outstanding	4,028
Weighted average remaining contractual life	6 years 11 months 8 days
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1,847
Options exercisable	27.72
Magic Software [Member]
Employee Option Plans (Details) - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Ranges of Exercise price (in Dollars per share) | $ / shares	$ 1,822
Options outstanding	493
Weighted average remaining contractual life	6 years 11 months 26 days
Weighted average exercise price (in Dollars per share) | $ / shares
Options exercisable
Magic Software [Member] | Ranges of Exercise price 0 [Member]
Employee Option Plans (Details) - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Ranges of Exercise price (in Dollars per share) | $ / shares	$ 0.28
Options outstanding	3,238
Weighted average remaining contractual life	6 years 11 months 1 day
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1,736
Options exercisable	0.28
Magic Software [Member] | Ranges of Exercise price 3.81 [Member]
Employee Option Plans (Details) - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Ranges of Exercise price (in Dollars per share) | $ / shares	$ 455
Options outstanding	297
Weighted average remaining contractual life	6 years 11 months 26 days
Weighted average exercise price (in Dollars per share) | $ / shares	$ 111
Options exercisable	455